Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Income Taxes (Details) [Line Items]
Statutory income tax rate	21.00%	21.00%	21.00%
Taxable income (in Yuan Renminbi)	¥ 1,000		¥ 1,000
Taxable income percentage	12.50%	12.50%	12.50%
Enterprise income tax rate percentage	20.00%	20.00%
Taxable income does not exceeds (in Yuan Renminbi)	¥ 3,000
Withholding tax percentage	10.00%	10.00%
U.S. federal corporate income tax percentage			21.00%
Operating loss	¥ (43,156)	$ (5,951)	¥ (8,630)
U.S. Federal [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	80.00%	80.00%
United States [Member]
Income Taxes (Details) [Line Items]
Income tax percentage	21.00%	21.00%	21.00%
New York [Member]
Income Taxes (Details) [Line Items]
Income tax percentage	6.50%	6.50%	6.50%
Deleware [Member]
Income Taxes (Details) [Line Items]
Income tax percentage	8.70%	8.70%	8.70%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Operating loss	¥ 307	$ 42
PRC [Member]
Income Taxes (Details) [Line Items]
Taxable income percentage	25.00%	25.00%
Non-PRC [Member]
Income Taxes (Details) [Line Items]
Adjusted tax loss before income taxes	¥ 33,198	$ 4,578
Interest Income [Member]
Income Taxes (Details) [Line Items]
Enterprise income tax rate percentage	20.00%	20.00%
Fresh 2 Technology Inc [Member]
Income Taxes (Details) [Line Items]
U.S. federal corporate income tax percentage	21.00%	21.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	25.00%	25.00%
Net operating losses	¥ 10,342	$ 1,426